Discontinued Operations - Assets Held for Sale (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Discontinued Operations - Assets Held for Sale [Abstract]
Schedule of Balances and Results of the Polish and Netherlands Disposal Groups	The sale of the Netherlands assets was finalized February 21, 2024 with a cash consideration of $7.1 million for all operating assets.
	As of January 19	As of December 31
Poland	2024	2023
	(in thousands)
Assets:
Cash & cash equivalents	$630	$630
Other current assets	442	443
Property, plant, and equipment, net	63,107	63,107
Operating leases, non-current - assets	5,923	5,923
Total assets held for sale	$70,102	$70,103

Liabilities:
Accounts payable	$2,933	$2,935
Operating leases, current – liabilities	281	281
Other current liabilities	25	1,549
Operating leases, non-current - liabilities	5,798	5,798
Other non-current liabilities	985	985
Total liabilities to be disposed of	$10,022	$11,548

Net assets held for sale	$60,080	$58,555

	As of February 21,	As of December 31
Netherlands	2024	2023
	(in thousands)
Assets:
Cash & cash equivalents	$75	$155
Accounts receivable, net	-	99
Other current assets	178	58
Property, plant, and equipment, net	7,669	7,845
Operating leases, non-current – assets	1,441	1,469
Other non-current assets	1,192	1,214
Total assets held for sale	$10,555	$10,840

Liabilities:
Accounts payable	$945	$925
Operating leases, current – liabilities	55	55
Other current liabilities	95	430
Operating leases, non-current – liabilities	1,273	1,301
Total liabilities to be disposed of	$2,368	$2,711

Net assets held for sale	$8,187	$8,129

The balances and results of the Polish and Netherlands disposal groups are presented below:
	As of December 31
Poland	2023	2022
	(in thousands)
Assets:
Cash & cash equivalents	$630	$431
Other current assets	443	1,105
Property, plant, and equipment, net	63,107	69,656
Operating leases, non-current - assets	5,923	5,378
Total assets held for sale	$70,103	$76,570

Liabilities:
Accounts payable	$2,935	$1,760
Operating leases, current – liabilities	281	233
Other current liabilities	1,549	1,157
Operating leases, non-current - liabilities	5,798	4,995
Other non-current liabilities	985	824
Total liabilities to be disposed of	$11,548	$8,969

Net assets held for sale	$58,555	$67,601
	As of December 31,
Netherlands	2023	2022
	(in thousands)
Assets:
Cash & cash equivalents	$155	$13
Accounts receivable, net	99	487
Other current assets	58	82
Property, plant, and equipment, net	7,845	7,984
Operating leases, non-current – assets	1,469	1,438
Other non-current assets	1,214	1,176
Total assets held for sale	$10,840	$11,180

Liabilities:
Accounts payable	$925	$23
Operating leases, current – liabilities	55	52
Other current liabilities	430	235
Operating leases, non-current – liabilities	1,301	1,312
Total liabilities to be disposed of	$2,711	$1,622

Net assets held for sale	$8,129	$9,558

Schedule of Recognized in Discontinued Operations in the Statement of Profit or Loss	In accordance with ASC 360, the company removed the disposal group and recognized a loss of $1.3 million upon the sale, of which $0.5 million were costs associated with the sale.
	Three Months Ended March 31
Poland	2024	2023
	(in thousands)

Revenues	$106	$1,105

Operating Expenses
Cost of revenues	(101)	(936)
Depreciation, amortization, and accretion	(123)	(609)
Gain on disposal of asset	3,484	-
Total operating expenses	3,260	(1,545)

Income/(loss) from discontinued operations	3,366	(440)

Other income/(expense):
Interest expense	(688)	(1,224)
Total other expenses	$(688)	$(1,224)
Income/(Loss) before provision for income taxes	$2,678	(1,664)
Net income/(loss) from discontinued operations	$2,678	$(1,664)

Impact of discontinued operations on EPS
Net income/(loss) attributable to common stockholders, basic	$2,678	$(1,664)
Net income/(loss) attributable to common stockholders, diluted	2,678	(1,664)
Net income/(loss) per share attributable to common stockholders, basic	$0.04	$(0.03)
Net income/(loss) per share attributable to common stockholders, diluted	0.04	(0.03)
Weighted-average common stock outstanding, basic	65,077,094	57,500,000
Weighted-average common stock outstanding, diluted	65,077,094	57,500,000
	Three Months Ended March 31
Netherlands	2024	2023
	(in thousands)

Revenues	$16	$202

Operating Expenses
Cost of revenues	(115)	(61)
Depreciation, amortization, and accretion	(57)	(126)
Loss on disposal of asset	(1,334)	-
Total operating expenses	(1,506)	(187)

Income/(loss) from discontinued operations	(1,490)	15

Other income/(expense):
Interest expense	(113)	(248)
Total other expenses	$(113)	$(248)
Loss before provision for income taxes	$(1,603)	$(233)
Net loss from discontinued operations	$(1,603)	$(233)

Impact of discontinued operations on EPS
Net loss attributable to common stockholders, basic	$(1,603)	$(233)
Net loss attributable to common stockholders, diluted	(1,603)	(233)
Net loss per share attributable to common stockholders, basic	$(0.02)	$(0.00)
Net loss per share attributable to common stockholders, diluted	(0.02)	(0.00)
Weighted-average common stock outstanding, basic	65,077,094	57,500,000
Weighted-average common stock outstanding, diluted	65,077,094	57,500,000

	Year Ended December 31,
Poland	2023	2022
	(in thousands)

Revenues	$7,593	$10,709

Operating Expenses
Cost of revenues	(3,768)	(4,104)
Depreciation, amortization, and accretion	(2,563)	(2,482)
Loss on disposal of asset	(130)	-
Total operating expenses	(6,461)	(6,586)

Income from discontinued operations	1,132	4,123

Other income/(expense):
Impairment loss recognized on the remeasurement to fair value less costs to sell	(11,766)	-
Interest expense	(5,650)	(3,893)
Other expense	(157)	(30)
Total other expenses	$(17,573)	$(3,923)
Income/(Loss) before provision for income taxes	$(16,441)	200
Income taxes	-	(21)
Net income/(loss) from discontinued operations	$(16,441)	$179

Impact of discontinued operations on EPS
Net income/(loss) attributable to common stockholders, basic	$(16,441)	$179
Net income/(loss) attributable to common stockholders, diluted	(16,441)	179
Net income/(loss) per share attributable to common stockholders, basic	$(0.28)	$0.00
Net income/(loss) per share attributable to common stockholders, diluted	0.00	0.00
Weighted-average common stock outstanding, basic	57,862,598	57,500,000
Weighted-average common stock outstanding, diluted	57,862,598	57,500,000
	Year Ended December 31,
Netherlands	2023	2022
	(in thousands)

Revenues	$2,840	$1,596

Operating Expenses
Cost of revenues	(450)	(368)
Depreciation, amortization, and accretion	(400)	(500)
Loss on disposal of asset	(7)	-
Total operating expenses	(857)	(868)

Income from discontinued operations	1,983	728

Other income/(expense):
Interest expense	(1,131)	(787)
Other expense	(62)	-
Total other expenses	$(1,193)	$(787)
Income/(Loss) before provision for income taxes	$790	$(59)
Income taxes	(161)	-
Net income/(loss) from discontinued operations	$629	$(59)

Impact of discontinued operations on EPS
Net income/(loss) attributable to common stockholders, basic	$629	$(59)
Net income/(loss) attributable to common stockholders, diluted	629	(59)
Net income/(loss) per share attributable to common stockholders, basic	$0.01	$(0.00)
Net income/(loss) per share attributable to common stockholders, diluted	0.01	(0.00)
Weighted-average common stock outstanding, basic	57,862,598	57,500,000
Weighted-average common stock outstanding, diluted	57,862,598	57,500,000